Notes to the consolidated statement of cash flows (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to the consolidated statement of cash flows
Total bank balances and cash	¥ 13,871,523	¥ 13,306,139	¥ 15,832,788
Add: Cash and cash equivalents transferred to disposal group			15,104
Less: Restricted cash	613,631	862,881	430,210
Cash and cash equivalents as at year end	¥ 13,257,892	¥ 12,443,258	¥ 15,417,682	¥ 9,282,390